Revenue Recognition - Performance Obligations (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocated Cumulative Transaction Price	$ 24,400			¥ 174.5
Revenue Recognized	24,116	¥ 171.6	$ 0
VAT	1,500
Allocated Cumulative Transaction Price, Including VAT	25,900
License of IP
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocated Cumulative Transaction Price	23,300
Revenue Recognized	23,300
Development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocated Cumulative Transaction Price	900
Revenue Recognized	700
Other obligations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Allocated Cumulative Transaction Price	200
Revenue Recognized	$ 100